Total Equity	12 Months Ended
Dec. 31, 2021
Total Equity
Total Equity

16.Total Equity

Equity attributable to shareholders of Fairfax

Authorized capital

The authorized share capital of the company consists of an unlimited number of preferred shares issuable in series, an unlimited number of multiple voting shares (cumulatively carrying 41.8% voting power) and an unlimited number of subordinate voting shares carrying one vote per share.

Issued capital

Issued capital at December 31, 2021 was comprised of 1,548,000 multiple voting shares and 24,986,170 subordinate voting shares without par value prior to deducting 1,869,340 subordinate voting shares reserved in treasury for share-based payment awards (December 31, 2020 - 1,548,000, 27,124,093 and 1,696,357 respectively). The multiple voting shares are not traded.

Common stock

The number of shares outstanding was as follows:

	2021	2020
Subordinate voting shares – January 1	25,427,736	26,082,299
Purchases for cancellation	(2,137,923)	(343,871)
Treasury shares acquired	(293,197)	(457,603)
Treasury shares reissued	120,214	146,911
Subordinate voting shares – December 31	23,116,830	25,427,736
Multiple voting shares – beginning and end of year	1,548,000	1,548,000
Interest in multiple and subordinate voting shares held through ownership interest in shareholder – beginning and end of year	(799,230)	(799,230)
Common stock effectively outstanding – December 31	23,865,600	26,176,506

During 2021 the company purchased for cancellation 137,923 subordinate voting shares (2020 - 343,871) under the terms of its normal course issuer bids at a cost of $58.1 (2020 - $100.9), of which $23.9 (2020 - $15.7) was charged to retained earnings.

On December 29, 2021 the company completed a substantial issuer bid pursuant to which it purchased for cancellation 2,000,000 subordinate voting shares at a price of $500.00 per share, for aggregate cash consideration of $1.0 billion, of which $504.6 was charged to retained earnings representing the excess value paid over the company’s paid-up capital of $495.4 that was recorded in common shares, purchases for cancellation, in the consolidated statement of changes in equity.

During 2021 the company purchased for treasury 293,197 subordinate voting shares at a cost of $132.6 (2020 - 457,603 subordinate voting shares at a cost of $137.9) on the open market for use in its share-based payment awards. Subsequent to December 31, 2021 and up to March 3, 2022 the company purchased for treasury 92,719 subordinate voting shares at a cost of $45.9 on the open market for use in its share-based payment awards.

Dividends paid by the company on its outstanding multiple voting and subordinate voting shares were as follows:

Date of declaration	Date of record	Date of payment	Dividend per share	Total cash payment

January 5, 2022	January 20, 2022	January 27, 2022	$10.00	$249.9
January 5, 2021	January 21, 2021	January 28, 2021	$10.00	$272.1
January 3, 2020	January 17, 2020	January 28, 2020	$10.00	$275.7

Preferred stock

The terms of the company’s cumulative five-year rate reset preferred shares at December 31, 2021 were as follows:

	Next possible
	redemption and	Number of				Liquidation		Fixed dividend	Floating
	conversion	shares	Carrying			preference per		rate per	dividend rate
	date(1)(2)	outstanding(3)	value(3)	Stated capital(3)		share		annum	per annum(4)
Series C	December 31, 2024	7,515,642	$170.8	Cdn $	187.9	Cdn $	25.00	4.71%	—
Series D	December 31, 2024	2,484,358	$56.4	Cdn $	62.1	Cdn $	25.00	—	3.28%
Series E	March 31, 2025	5,440,132	$124.5	Cdn $	136.0	Cdn $	25.00	3.18%	—
Series F	March 31, 2025	2,099,046	$48.1	Cdn $	52.5	Cdn $	25.00	—	2.29%
Series G	September 30, 2025	7,719,843	$182.1	Cdn $	193.0	Cdn $	25.00	2.96%	—
Series H	September 30, 2025	2,280,157	$53.8	Cdn $	57.0	Cdn $	25.00	—	2.69%
Series I	December 31, 2025	10,420,101	$250.5	Cdn $	260.5	Cdn $	25.00	3.33%	—
Series J	December 31, 2025	1,579,899	$38.0	Cdn $	39.5	Cdn $	25.00	—	2.98%
Series K	March 31, 2022	9,500,000	$231.7	Cdn $	237.5	Cdn $	25.00	4.67%	—
Series M	March 31, 2025	9,200,000	$179.6	Cdn $	230.0	Cdn $	25.00	5.00%	—
			$1,335.5	Cdn $	1,456.0
(1)	Fixed and floating rate cumulative preferred shares are redeemable by the company at each stated redemption date and on each subsequent five-year anniversary date at Cdn$25.00 per share.
(2)	Holders of Series C, Series E, Series G, Series I, Series K and Series M fixed rate cumulative preferred shares will have the option to convert their shares into Series D, Series F, Series H, Series J, Series L and Series N floating rate cumulative preferred shares respectively, at the specified conversion dates, and on each subsequent five-year anniversary date. Holders of Series D, Series F, Series H and Series J floating rate cumulative preferred shares will have the option to convert their shares into Series C, Series E, Series G and Series I fixed rate cumulative preferred shares respectively, at the specified conversion dates, and on each subsequent five-year anniversary date.
(3)	For each series of preferred shares, the number of shares outstanding, carrying value and stated capital remained unchanged during 2021.
(4)	The Series D, Series F, Series H, and Series J preferred shares, and the Series L and Series N preferred shares (of which none are currently issued), have a floating dividend rate equal to the three-month Government of Canada treasury bill yield plus 3.15%, 2.16%, 2.56%, 2.85%, 3.51% and 3.98% respectively, with rate resets at the end of each calendar quarter.

During 2021 the company paid preferred share dividends of $44.5 (2020 - $44.0).

Accumulated other comprehensive income (loss)

Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax was comprised as follows:

	December 31, 2021			December 31, 2020
					Income tax
		Income tax	After-tax		(expense)	After-tax
	Pre-tax amount	recovery	amount	Pre-tax amount	recovery	amount
Items that may be subsequently reclassified to net earnings
Foreign currency translation losses	(636.2)	24.6	(611.6)	(550.8)	12.2	(538.6)
Share of accumulated other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	(79.8)	0.4	(79.4)	43.7	(12.3)	31.4
	(716.0)	25.0	(691.0)	(507.1)	(0.1)	(507.2)
Items that will not be subsequently reclassified to net earnings
Net losses on defined benefit plans	(104.9)	27.5	(77.4)	(214.9)	54.7	(160.2)
Share of net losses on defined benefit plans of associates	(57.3)	5.5	(51.8)	(159.1)	18.2	(140.9)
Other	8.4	10.1	18.5	(0.8)	10.1	9.3
	(153.8)	43.1	(110.7)	(374.8)	83.0	(291.8)
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	(869.8)	68.1	(801.7)	(881.9)	82.9	(799.0)

Non-controlling interests

Details of non-controlling interests as at and for the years ended December 31 were as follows:

						Net earnings (loss)
						attributable to non-
		December 31, 2021		December 31, 2020		controlling interests
	Domicile	Voting	Carrying	Voting	Carrying
		percentage(6)	value	percentage(6)	value	2021	2020
Insurance and reinsurance companies(1)
Allied World(2)	Bermuda	29.1%	1,419.6	29.1%	1,329.0	117.8	106.6
Brit(3)	United Kingdom	13.8%	559.3	—	121.7	14.0	(10.9)
Odyssey Group(4)	United States	9.99%	550.0	—	—	—	—
All other(5)	—	—	402.5	—	381.1	89.4	10.9
			2,931.4		1,831.8	221.2	106.6
Non-insurance companies
Restaurants and retail(6)	—	—	494.3	—	469.7	11.8	(51.2)
Fairfax India(6)(7)	Canada	6.1%	1,133.1	6.6%	1,130.9	72.7	(29.4)
Thomas Cook India	India	33.2%	56.3	33.1%	69.4	(16.8)	(23.5)
Other(8)	—	—	315.1	—	168.9	(23.4)	(183.5)
			1,998.8		1,838.9	44.3	(287.6)
			4,930.2		3,670.7	265.5	(181.0)
(1)	Includes property and casualty insurance and reinsurance companies, Life insurance and Run-off, and Corporate and other.
(2)	On April 28, 2021 Allied World paid a dividend of $126.4 (April 30, 2020 - $126.4) to its minority shareholders (OMERS, AIMCo and others).The increase in carrying value of Allied World’s non-controlling interests primarily reflected the non-controlling interests’ share of Allied World’s net earnings ($117.8). The company has the option to purchase the interests of the minority shareholders in Allied World at certain dates until September 2024.
(3)	The increase in carrying value of Brit’s non-controlling interests during 2021 primarily reflected the sale of a 13.9% equity interest in Brit to OMERS on August 27, 2021 as described in note 23 and a third party investment of $124.0 in Brit’s subsidiary Ki Insurance, a fully digital and algorithmically-driven Lloyd’s of London syndicate.
(4)	On December 15, 2021 the company sold a 9.99% equity interest in Odyssey Group to OMERS and CPPIB as described in note 23.
(5)	Principally related to Fairfax consolidated internal investment funds (held by RiverStone Barbados as described in note 23), and Fairfax Asia.
(6)	At December 31, 2021 Fairfax India and Recipe’s non-controlling interest economic ownership percentages were 69.9% and 61.5% (December 31, 2020 - 72.0% and 59.8%), which differed from their non-controlling interest voting percentages of 6.1% and 39.0% (December 31, 2020 - 6.6% and 38.9%). Subsequent to December 31, 2021, on February 15, 2022, the company acquired an additional 5,416,000 subordinate voting shares of Fairfax India from non-controlling interests, which decreased Fairfax India’s non-controlling interest economic ownership and voting percentages to 65.6% and 5.7% at that date.
(7)	The increase in carrying value of Fairfax India’s non-controlling interests during 2021 primarily reflected the sale of an equity interest in Anchorage ($107.4) as described in note 6, the non-controlling interests’ share of Fairfax India’s net earnings and the sale of an equity interest in Fairchem, partially offset by share repurchases ($114.3, primarily reflecting the completion of a substantial issuer bid for cash consideration of $105.0 in which Fairfax did not tender any shares), the deconsolidation of Privi ($58.6) as described in note 23, and the weakening of the Indian rupee relative to the U.S. dollar.
(8)	The increase in carrying value of Other during 2021 primarily reflected the initial public offerings and related capital transactions at Farmers Edge and Boat Rocker.

Other net changes in capitalization

The impact on retained earnings and non-controlling interests of certain capital transactions and changes in ownership interests of the company’s consolidated subsidiaries for the years ended December 31, 2021 and 2020 are included in other net changes in capitalization in the consolidated statement of changes in equity as shown in the table below. See note 23 and under the heading “Non-controlling interests” earlier in this note for details of those transactions.

	2021		2020
	Common	Non-	Common	Non-
	shareholders'	controlling	shareholders'	controlling
	equity	interests	equity	interests
Sale of non-controlling interests in Odyssey Group	429.1	550.0	—	—
Sale (acquisition) of non-controlling interests in Brit	115.4	296.7	(47.8)	(189.6)
Initial public offerings and related capital transactions at Farmers Edge and Boat Rocker	(3.1)	242.6	—	—
Third party's investment in Brit's subsidiary Ki Insurance	—	124.0	—	124.4
Fairfax India's sale of an equity interest in Anchorage (note 6)	21.8	107.4	—	—
Dividends paid to non-controlling interests by Allied World	(89.6)	89.6	(88.6)	88.6
Fairfax India share repurchases	(12.5)	(114.3)	0.3	(29.1)
Third parties' net investments in Fairfax consolidated internal investment funds	—	26.2	—	93.7
Other	91.8	(95.3)	22.2	22.3
As presented in other net changes in capitalization in the consolidated statement of changes in equity	552.9	1,226.9	(113.9)	110.3